Description of Organization and Business Operations	12 Months Ended
Dec. 31, 2021
Description of Organization and Business Operations
Note 1 – Nature of Operations and Basis of Presentation
Fast Radius Operations, Inc., which was incorporated in the United States in 2017 (“Fast Radius” or the “Company”), is a cloud manufacturing and digital supply chain company. The Fast Radius solution combines a proprietary software platform with physical infrastructure to enable accelerated product development and digital tools for product engineers.
The Company is headquartered in Chicago, Illinois, with additional operating locations in Atlanta, Georgia; Louisville, Kentucky; and Singapore. The Company’s operations in Louisville, Kentucky are located within the Worldport facility of United Parcel Service, Inc. (“UPS”), enabling parts to be produced and shipped late into the evening for overnight distribution around the world. The Company has an operating subsidiary located in Singapore.
On July 18, 2021, ECP Environmental Growth Opportunities Corp., a Delaware corporation (“ENNV”), and ENNV Merger Sub, Inc., a Delaware corporation and wholly owned subsidiary of ENNV (“Merger Sub”), entered into an Agreement and Plan of Merger (as it was amended, supplemented or otherwise modified from time to time in accordance with its terms, the “Merger Agreement”) with Fast Radius, pursuant to which Merger Sub will merge with and into Fast Radius, with Fast Radius surviving the merger as a wholly owned subsidiary of ENNV (the “Merger” and, together with the other transactions contemplated by the Merger Agreement, the “Business Combination”).
On February 4, 2022, pursuant to the Merger Agreement, Fast Radius consummated the Business Combination. Subject to the terms of the Merger Agreement, all of the issued and outstanding shares of Fast Radius were converted into an aggregate of (i) 65,000,000 shares of Common Stock, par value $0.0001 per share, of ENNV at a deemed value of $10.00 per share (including 11,196,271 shares of Common Stock underlying exchanged options, vested RSUs and exchanged RSUs) and (ii) the contingent right to receive during the earnout period certain additional shares of the Company’s common stock as specified in the Merger Agreement (the “Merger Earnout Shares”), in two equal tranches of 5,000,000 shares of the Company’s Common Stock, upon the satisfaction of certain price targets set forth in the Merger Agreement. The transaction provided all holders of the Company’s Common Stock with shares of Common Stock of the continuing public company. Upon close of the Business Combination, ENNV changed its name to Fast Radius, Inc. and the Company changed its name to Fast Radius Operations, Inc. As of December 31, 2021, the Company capitalized $3.6 million in direct and incremental equity issuance-related transaction costs within prepaid expenses and other current assets on the consolidated balance sheet, of which $3.1 million was not yet paid as of December 31, 2021 and was presented within accrued and other liabilities on the consolidated balance sheet.
The Merger will be accounted for as a reverse recapitalization (the “Reverse Recapitalization”) in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). Under this method of accounting, ENNV is treated as the “acquired” company and Fast Radius is treated as the acquirer for financial reporting purposes. The Reverse Recapitalization was treated as the equivalent of Fast Radius issuing stock for the net assets of ENNV, accompanied by a recapitalization. The net assets of ENNV are stated at historical cost, with no goodwill or other intangible assets recorded.
Fast Radius was determined to be the accounting acquirer based on the following predominant factors:

•	Fast Radius stockholders have the largest portion of voting rights in the post Business Combination Company;

•	Fast Radius stockholders have the ability to elect the majority of the directors to the post Business Combination Company’s board of directors (the “Board”);

•	Fast Radius’ management comprise the management of the post Business Combination Company;

•	Fast Radius’ operations comprise the ongoing operations of the post Business Combination Company;

•	Fast Radius is the larger entity based on historical revenues and business operations; and

•	The post Business Combination Company assumed Fast Radius’ name.
The consolidated assets, liabilities and results of operations prior to the Reverse Recapitalization are those of Fast Radius. The shares and corresponding capital amounts and losses per share, prior to the Business Combination, have been retroactively restated based on shares reflecting the exchange ratio established in the Business Combination, unless otherwise noted. Activity within the Statements of Stockholders’ Equity (Deficit) for the issuance and repurchases of Fast Radius redeemable convertible preferred stock were also retroactively converted to Fast Radius common stock.
Basis of Presentation
The accompanying consolidated financial statements have been prepared in accordance with U.S. GAAP. No transactions have been recorded to accumulated other comprehensive income or loss through December 31, 2021.
Principles of Consolidation
The Company’s consolidated financial statements reflect its financial statements and those of its wholly owned subsidiary. All intercompany transactions and balances have been eliminated in consolidation.
Risks and Uncertainties
The Company is subject to a number of risks similar to those of other companies of similar size in its industry, including, but not limited to, the need for successful development of products, new customer acquisition, the need for additional funding, competition from substitute products and services from larger companies, protection of proprietary technology, dependence on key individuals, and risks associated with changes in information technology. The Company has financed its operations through issuances of debt and preferred stock since inception. The Company’s long-term success is dependent upon its ability to successfully market its products and services; grow revenue; control operating costs and expenses; meet its obligations; obtain additional capital when needed; and, ultimately, achieve profitable operations.
COVID-19
Impact
In March 2020, the World Health Organization declared the outbreak of the new strain of the coronavirus
(“COVID-19”)
to be a pandemic. The
COVID-19
pandemic is having widespread, rapidly evolving, and unpredictable impacts on global society, economies, financial markets, and business practices. Federal and state governments have implemented measures in an effort to contain the virus, including social distancing, travel restrictions, border closures, limitations on public gatherings, work from home, supply chain logistical changes, and closure of non-essential
businesses. To protect the health and well-being of its employees, suppliers, and customers, the Company has made substantial modifications to employee travel policies, implemented office closures as employees are advised to work from home, and cancelled or shifted its conferences and other events to virtual-only through the date of these consolidated financial statements. The
COVID-19
pandemic has impacted and may continue to impact the Company’s business operations, including its employees, customers, partners, and communities, and there is substantial uncertainty in the nature and degree of the pandemic’s continued effects over time.
COVID-19
and other similar outbreaks, epidemics or pandemics could have a material adverse effect on the Company’s business, financial condition, results of operations, cash flows and prospects as a result of any of the risks described above and other risks that the Company is not able to predict.
Going Concern Consideration
The accompanying consolidated financial statements are prepared in accordance with generally accepted accounting principles applicable to a going concern, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business.
Since inception, the Company has generated recurring losses which have resulted in an accumulated deficit of $123.5 million and $55.6 million as of December 31, 2021 and December 31, 2020, respectively, and expects to incur additional losses in the future. The Company is still in the growth stage of its business and expects to continue to make substantial investments in its business, including in the expansion of its product portfolio and research and development, sales and marketing teams, in addition to incurring additional costs as a result of being a public company. The Company believes the cash it obtained from the Business Combination and the private placement that occurred substantially concurrently with the consummation of the Business Combination (the “PIPE Investment”), are not sufficient to meet its working capital and capital expenditure requirements for a period of at least twelve months from the date of the issuance of these financial statements. As a result of the Company’s history of losses and negative cash flows from operations, and because its plans to obtain additional capital have not been completed at the time of the issuance of these consolidated financial statements, substantial doubt exists about the Company’s ability to continue as a going concern within one year after the date that these consolidated financial statements are issued. The Company expects to generate additional cash to fund its growth through future debt or equity transactions; however, there can be no assurance that the Company will be able to obtain other debt or equity financing on terms acceptable to the Company, if at all. Failure to secure additional funding may require the Company to modify, delay, or abandon some of its planned future expansion or development, or to otherwise enact operating cost reductions available to management, which could have a material adverse effect on the Company’s business, operating results, financial condition, and ability to achieve its intended business objectives. The Company has concluded that management’s plans do not alleviate substantial doubt about the Company’s ability to continue as a going concern.
The consolidated financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts or the amounts and classification of liabilities that might result from the outcome of this uncertainty.